Environmental Protection Agency (“EPA”) Settlement Agreement and Water Treatment Liabilities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for deposits			$ 19,000,000			$ 19,000,000		$ 19,000,000
Monthly fee			20,000			20,000		20,000
Restricted cash	$ 4,475,000	$ 2,975,000	2,975,000	$ 4,475,000	$ 6,476,000	2,975,000	$ 4,475,000	4,475,000	$ 6,476,000
Accretion expense on liability		427,849	408,013	$ 479,854	$ 452,807	835,862	$ 932,661	$ 1,975,089	1,632,674
Discounted percentage								19.50%
Environment protection agency cost recovery liability, net of discount	8,549,229	9,385,091	8,957,242			9,385,091		$ 8,549,229
Interest payable	154,743	156,743	156,743			156,743		154,743
Monthly instalments	100,000	100,000	100,000			100,000		100,000
Monthly costs water treatment charges			100,000			100,000		100,000
Prepaid expense	100,000							100,000	94,582
Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond			2,975,000			2,975,000		4,475,000
EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to EPA	3,000,000							3,000,000
Payment bond	14,000,000							14,000,000	17,000,000
Secured deposits	$ 4,475,000							4,475,000
Repayments of Lines of Credit								4,475,000
EPA Settlement Agreement Amendment [Member] | Payment Bond One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond			9,999,000					9,999,000	9,999,000
EPA Settlement Agreement Amendment [Member] | Payment Bond Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond			$ 4,001,000			$ 4,001,000		$ 4,001,000	5,000,000
EPA Settlement Agreement Amendment [Member] | Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond									$ 2,001,000